Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Asia Entertainment & Resources Ltd.
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	AERL
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013